VOYAGE REVENUE - Additional Information - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Diamond S Shipping
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative impact on accumulated deficit	$ 2,784